Financial instruments - financial and other risks - Schedule of Contractual Maturity for Secured and Unsecred Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 3,634,280	$ 3,431,669
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	18,994	24,868
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	140,710	65,294
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	419,070	219,144
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	1,049,739	1,215,144
3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	1,095,717	1,222,889
5 plus years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 910,050	$ 684,330